Alliance Arrangements with Regeneron Pharmaceuticals, Inc. (Regeneron) - Investment Agreement - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Regeneron Pharmaceuticals, Inc. [Member] | Investment agreement [member]
Disclosure of detailed information about business combination [Line Items]
Maximum ownership percentage allowed to acquire	30.00%